SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 13,234	$ 2,649
Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	12,966	1,452
Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	268	1,197
Bus Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	7,016	987
Bus Sales [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	7,016	0
Bus Sales [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	0	987
Truck Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	4,842	480
Truck Sales [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	4,842	480
Truck Sales [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	0	0
Vehicle Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	11,858	1,467
Vehicle Sales [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	11,858	480
Vehicle Sales [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	0	987
Spare Part Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	1,329	1,182
Spare Part Sales [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	1,101	972
Spare Part Sales [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	228	210
Operating Lease Revenue [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	47	0
Operating Lease Revenue [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	7	0
Operating Lease Revenue [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	40	0
Other Revenue [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	1,376	1,182
Other Revenue [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	1,108	972
Other Revenue [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 268	$ 210